Other Operating Income/(Expense) - Information about Other Operating Income Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income expense [abstract]
Impairment of equity investments	£ (30)	£ (47)	£ (263)
Disposal of equity investments	37	254	342
Disposal of businesses and assets	195	283	9,661
Fair value remeasurements on contingent consideration recognised in business combinations	(1,012)	(2,205)	(1,965)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	13	(577)
Remeasurement of Consumer Healthcare put option liability	(1,186)	(1,133)	(83)
Fair value adjustments on derivative financial instruments	9	(3)	2
Other income/(expense)	9	23	21
Other operating income expense	£ (1,965)	£ (3,405)	£ 7,715